UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       MARCH 31, 2003

Check here if Amendment |_|; Amendment Number: |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ALLSTATE LIFE INSURANCE COMPANY

Address:     3075 SANDERS ROAD, SUITE G4A
             NORTHBROOK, IL.  60062-7127

Form 13F File Number:   28-01037

The insttutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        DOUG WELCH

Title:       ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS

Phone:       847-402-2170


Signature, Place, and Date of Signing:

 /s/  Doug Welch                 NORTHBROOK, IL.              5/12/2003
 -------------------------------------------------------------------------
    [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of thius reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all hgoldings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 ONE
                                                   --------------------
Form 13F Information Table Entry Total:            108
                                                   --------------------
Form 13F Information Table Value Total:            1,080,373 (THOUSAND)
                                                   --------------------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number                  Name

1            028-10298                             ALLSTATE INVESTMENTS LLC

                                 FORM 13F REPORT
NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY


                                                           VALUE   SHARES/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT    PRN CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- --------   --- ---- ------- ------------ -------- -------- ------
BAXTER INTL                    COMMON STOCK     071813109    578       31,000  SH      DEFINED 1            X
CHEVRONTEXACO CORP             COMMON STOCK     166764100    937       14,500  SH      DEFINED 1            X
EQUITY RESIDENTIAL SERIES G    NON-REDEEM P/S   29476L859  2,499      100,000  SH      DEFINED 1            X
GENERAL MOTORS SERIES A        REDEEMABLE P/S   370442741  5,269      220,000  SH      DEFINED 1            X
GENERAL MOTORS SERIES B        REDEEMABLE P/S   370442733 10,624      468,000  SH      DEFINED 1            X
JOHNSON & JOHNSON              COMMON STOCK     478160104    694       12,000  SH      DEFINED 1            X
NATIONAL AUSTRALIA
  BANK 7.875% CONVERTIB        NON-REDEEM P/S   632525309  1,160       33,000  SH      DEFINED 1            X
NEW VALLEY CORP. WARRANTS      WARRANTS         649080116      1       16,800  SH      DEFINED 1            X
OMNICOM GROUP                  COMMON STOCK     681919106    379        7,000  SH      DEFINED 1            X
SIMON PROPERTY
  GROUP 6.5% PFD B             NON-REDEEM P/S   828806406  4,877       50,000  SH      DEFINED 1            X
TRAVELERS PPTY CASUALTY        REDEEMABLE P/S   89420G307  6,485      289,500  SH      DEFINED 1            X
AFFILIATED COMPUTER
  SVCS INC                     DEBT             008190AF7  1,824    1,500,000 PRN      DEFINED 1            X
AFFILIATED MANAGERS            DEBT             008252AC2  2,685    3,000,000 PRN      DEFINED 1            X
AFFIL MANAGERS                 DEBT             008252AD0  1,492    1,500,000 PRN      DEFINED 1            X
AGILENT TECH INC               DEBT             00846UAB7 11,018   12,075,000 PRN      DEFINED 1            X
ALLERGAN INC                   DEBT             018490AD4 11,175   12,000,000 PRN      DEFINED 1            X
ALZA CORP.                     DEBT             02261WAB5  9,994   12,300,000 PRN      DEFINED 1            X
AMERICA ONLINE                 DEBT             02364JAC8 16,391   28,200,000 PRN      DEFINED 1            X
AMERICAN INTERNATIONAL GROUP   DEBT             026874AN7  4,134    4,500,000 PRN      DEFINED 1            X
AMER INTL GROUP                DEBT             026874AP2 24,527   38,175,000 PRN      DEFINED 1            X
AMGEN INC                      DEBT             031162AC4 28,889   37,950,000 PRN      DEFINED 1            X
AMGEN INC                      DEBT             031162AE0  6,052    7,950,000 PRN      DEFINED 1            X
ANADARKO PETROLEUM CORP        DEBT             032511AP2  7,755   13,200,000 PRN      DEFINED 1            X
ANALOG DEVICES                 DEBT             032654AC9  2,379    2,355,000 PRN      DEFINED 1            X
ANALOG DEVICES                 DEBT             032654AD7 26,937   26,670,000 PRN      DEFINED 1            X
AON CORP                       DEBT             037389AQ6 12,771   10,500,000 PRN      DEFINED 1            X
APOGENT TECH                   DEBT             03760AAE1  9,887   10,050,000 PRN      DEFINED 1            X
BJ SERVICES CO                 DEBT             055482AE3  5,619    6,750,000 PRN      DEFINED 1            X
BAXTER INTL                    DEBT             071813AR0  9,838    9,900,000 PRN      DEFINED 1            X
BEST BUY                       DEBT             086516AD3 15,116   21,750,000 PRN      DEFINED 1            X
BUNGE LTD FINAC                DEBT             120568AD2 10,380    9,600,000 PRN      DEFINED 1            X
CSX CORP                       DEBT             126408GA5 15,521   18,450,000 PRN      DEFINED 1            X
CARNIVAL CORP                  DEBT             143658AM4    624      600,000 PRN      DEFINED 1            X
CARNIVAL CORP                  DEBT             143658AN2 12,792   12,300,000 PRN      DEFINED 1            X
CARNIVAL CORP                  DEBT             143658AS1 10,305   18,000,000 PRN      DEFINED 1            X
CENDANT CORP                   DEBT             151313AF0 25,175   38,880,000 PRN      DEFINED 1            X
CENDANT CORP                   DEBT             151313AN3 16,238   15,900,000 PRN      DEFINED 1            X
CENTURYTEL INC                 DEBT             156700AE6  8,824    7,800,000 PRN      DEFINED 1            X
CHIRON CORP                    DEBT             170040AE9 15,051   25,950,000 PRN      DEFINED 1            X
CLEAR CHANNEL COMM., INC.,
  CONVERTIBLE                  DEBT             184502AB8 12,403   12,450,000 PRN      DEFINED 1            X
COMPUTER ASSOC                 DEBT             204912AP4 12,651   12,150,000 PRN      DEFINED 1            X
COMPUTER ASSOC                 DEBT             204912AR0 12,600   12,000,000 PRN      DEFINED 1            X
COSTCO                         DEBT             22160QAC6 13,518   18,840,000 PRN      DEFINED 1            X
COX COMMUNICATION              DEBT             224044AX5  8,953   18,750,000 PRN      DEFINED 1            X
DEVON ENERGY CORP              DEBT             25179MAA1  3,060    3,000,000 PRN      DEFINED 1            X
DIAMOND OFFSHORE               DEBT             25271CAD4 12,617   13,770,000 PRN      DEFINED 1            X
DIAMOND OFFSHORE               DEBT             25271CAE2  4,810    5,250,000 PRN      DEFINED 1            X
ELEC DATA SYSTEM               DEBT             285661AB0  7,231    9,300,000 PRN      DEFINED 1            X
FIRST DATA                     DEBT             319963AD6 15,284   13,800,000 PRN      DEFINED 1            X
GATX CORP                      DEBT             361448AB9  2,891    3,000,000 PRN      DEFINED 1            X
GEN MILLS INC                  DEBT             370334AT1 33,131   46,500,000 PRN      DEFINED 1            X
GREATER BAY                    DEBT             391648AJ1  5,659    9,000,000 PRN      DEFINED 1            X
GTECH HOLDINGS                 DEBT             400518AB2  2,096    1,500,000 PRN      DEFINED 1            X
HARRIS CORP                    DEBT             413875AG0  6,434    6,150,000 PRN      DEFINED 1            X
HARRIS CORP                    DEBT             413875AH8  1,256    1,200,000 PRN      DEFINED 1            X
HEALTH MGMT ASSO               DEBT             421933AD4  5,220    6,000,000 PRN      DEFINED 1            X
HEWLETT PACKARD CO CONV        DEBT             428236AC7  7,219   15,000,000 PRN      DEFINED 1            X
HORACE MANN                    DEBT             440327AG9  7,308   16,800,000 PRN      DEFINED 1            X
INCO LTD CONV                  DEBT             453258AK1  5,727    5,670,000 PRN      DEFINED 1            X
INCO LTD                       DEBT             453258AM7  5,738    9,000,000 PRN      DEFINED 1            X
INTL PAPER CO                  DEBT             460146BM4 28,538   54,750,000 PRN      DEFINED 1            X
INTERPUBLIC GRP                DEBT             460690AS9  4,355    3,750,000 PRN      DEFINED 1            X
IVAX CORP                      DEBT             465823AD4  8,144    8,550,000 PRN      DEFINED 1            X
JMH FINANCE LIMITED            DEBT             46621WAA9  3,778    3,750,000 PRN      DEFINED 1            X
JONES APPAREL                  DEBT             480081AD0 19,829   36,300,000 PRN      DEFINED 1            X
Kerr-McGee                     DEBT             492386AP2 13,547   12,780,000 PRN      DEFINED 1            X
LABORATORY CORP OF AMERICA     DEBT             50540RAB8 10,414   14,850,000 PRN      DEFINED 1            X
LABORATORY CP                  DEBT             50540RAC6  6,311    9,000,000 PRN      DEFINED 1            X
LEGG MASON                     DEBT             524901AE5  4,632    9,150,000 PRN      DEFINED 1            X
LEGG MASON INC                 DEBT             524901AG0  3,038    6,000,000 PRN      DEFINED 1            X
LIBERTY MEDIA / AT&T CORP      DEBT             530715AG6 12,029   21,150,000 PRN      DEFINED 1            X
LIBERTY MEDIA                  DEBT             530715AM3  3,870    6,000,000 PRN      DEFINED 1            X
LIBERTY MEDIA                  DEBT             530715AN1  2,419    3,750,000 PRN      DEFINED 1            X
LIBERTY MEDIA                  DEBT             530715AP6 12,293   13,200,000 PRN      DEFINED 1            X
LIBERTY MEDIA                  DEBT             530715AR2  6,705    7,200,000 PRN      DEFINED 1            X
LIBERTY MEDIA                  DEBT             530718AB1 25,920   27,000,000 PRN      DEFINED 1            X
LOWES COMPANIES                DEBT             548661CD7 10,010   13,215,000 PRN      DEFINED 1            X
LOWES COMPANIES                DEBT             548661CF2 12,499   16,500,000 PRN      DEFINED 1            X
MASCO CORP                     DEBT             574599AW6 23,940   57,000,000 PRN      DEFINED 1            X
MEDICIS PHARMACE               DEBT             58470KAA2  2,694    2,250,000 PRN      DEFINED 1            X
MEDTRONIC INC                  DEBT             585055AB2 38,468   36,900,000 PRN      DEFINED 1            X
MERRILL LYNCH                  DEBT             590188A73 57,990   59,550,000 PRN      DEFINED 1            X
MORGAN STANLEY                 DEBT             617446GR4  6,553    7,500,000 PRN      DEFINED 1            X
NABORS                         DEBT             629568AF3  3,893    6,000,000 PRN      DEFINED 1            X
NEWS AMER INC                  DEBT             652482AZ3  4,013    7,500,000 PRN      DEFINED 1            X
OMNICOM GROUP                  DEBT             681919AM8 19,098   19,050,000 PRN      DEFINED 1            X
PMI GROUP INC                  DEBT             69344MAE1 10,570   10,350,000 PRN      DEFINED 1            X
RADIAN GROUP                   DEBT             750236AE1  4,528    4,500,000 PRN      DEFINED 1            X
RADIAN GROUP                   DEBT             750236AF8  4,528    4,500,000 PRN      DEFINED 1            X
SALOMON SB HLDGS               DEBT             79548EKL5  6,030    6,000,000 PRN      DEFINED 1            X
SELECTIVE INS GP               DEBT             816300AA5  2,513    6,000,000 PRN      DEFINED 1            X
STMICROELECTRON                DEBT             861012AB8 13,984   16,050,000 PRN      DEFINED 1            X
SUPERVALU INC                  DEBT             868536AP8  8,663   30,000,000 PRN      DEFINED 1            X
TJX COMPANIES                  DEBT             872540AL3  4,673    6,000,000 PRN      DEFINED 1            X
TEVA PHARMACEUT                DEBT             88163VAB5 15,440   14,100,000 PRN      DEFINED 1            X
TEVA PHARM FIN                 DEBT             88164MAA6  6,244    5,550,000 PRN      DEFINED 1            X
THERMO INSTR SYS INC.,
  CONVERTIBLE                  DEBT             883556AH5 16,521   16,500,000 PRN      DEFINED 1            X
3M CO                          DEBT             88579YAA9  3,220    3,750,000 PRN      DEFINED 1            X
TRANSOCEAN SEDCO FOREX         DEBT             893830AD1 16,356   17,400,000 PRN      DEFINED 1            X
UNITED PARCEL                  DEBT             911312AB2  9,498    9,300,000 PRN      DEFINED 1            X
UNIV HEALTH SVCS               DEBT             913903AL4  9,341   15,600,000 PRN      DEFINED 1            X
VERIZON GLOBAL                 DEBT             92344GAN6  6,332   10,800,000 PRN      DEFINED 1            X
VERIZON GLOBAL                 DEBT             92344GAP1 17,983   30,675,000 PRN      DEFINED 1            X
WATSON PHARM INC               DEBT             942683AB9  4,562    4,500,000 PRN      DEFINED 1            X
WORLD COLOR PRESS, INC.,
  CONVERTIBLE                  DEBT             981443AA2  2,951    3,000,000 PRN      DEFINED 1            X
XL CAPITAL LTD                 DEBT             98372PAB4 21,357   33,900,000 PRN      DEFINED 1            X
XCEL ENERGY INC                DEBT             98389BAA8  3,066    2,250,000 PRN      DEFINED 1            X
YOUNG & RUBICAM                DEBT             987425AC9  4,331    4,500,000 PRN      DEFINED 1            X

REPORT TOTALS                                        108    1,080,373
